Tax - Net deferred tax assets/liabilities by type (Details 3) - CHF (SFr) SFr in Millions	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015
Net deferred tax assets
Deferred tax assets	SFr 6,280		SFr 6,068
Net operating loss carry-forwards, after allocation of valuation allowances	2,593		1,753
Temporary differences	3,687		4,315
Deferred tax liabilities	34		41
Deferred Tax Assets (Liabilities), Net	6,246		SFr 6,027
Net deferred tax assets change	219
Accumulated undistributed earnings from foreign subsidiaries	SFr 4,300
Effective tax rate
Effective tax rate (as a percent)	41.70%	34.60%
Minimum
Net deferred tax assets
Decrease in Unrecognized Tax Benefits is Reasonably Possible	SFr 0
Maximum
Net deferred tax assets
Decrease in Unrecognized Tax Benefits is Reasonably Possible	SFr 7